FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/10_

Item 1. Schedule of Investments.

Templeton Global Smaller Companies Fund
Statement of Investments, May 31, 2010 (unaudited)

	Industry	Shares	Value

Common Stocks 91.8%
Australia 5.3%
Billabong International Ltd.	Textiles, Apparel & Luxury Goods	597,939	$5,067,442
[a]Billabong International Ltd., 144A	Textiles, Apparel & Luxury Goods	103,686	878,723
Emeco Holdings Ltd.	Trading Companies & Distributors	18,804,313	8,579,900
[b]Iluka Resources Ltd.	Metals & Mining	3,205,222	12,972,528
[b]Pacific Brands Ltd.	Distributors	11,651,881	9,992,936
[a,b]Pacific Brands Ltd., 144A	Distributors	8,738,910	7,494,701
[b]PaperlinX Ltd.	Paper & Forest Products	10,456,146	6,007,746

			50,993,976

Bahamas 2.0%
[b]Steiner Leisure Ltd.	Diversified Consumer Services	464,960	19,295,840

Belgium 1.5%
[b]Barco NV	Electronic Equipment, Instruments & Components	294,630	14,414,093

Bermuda 2.1%
[b]MF Global Holdings Ltd.	Capital Markets	2,645,470	20,370,119

Canada 8.0%
[b]ATS Automation Tooling Systems Inc.	Machinery	885,180	6,023,653
Biovail Corp.	Pharmaceuticals	896,170	13,425,156
Canaccord Financial Inc.	Capital Markets	1,926,100	15,894,686
Dorel Industries Inc., B	Household Durables	171,100	6,239,857
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	107,100	2,555,988
[a]Genworth MI Canada Inc., 144A	Thrifts & Mortgage Finance	466,800	11,140,384
[b]HudBay Minerals Inc.	Metals & Mining	1,213,900	14,136,086
Mullen Group Ltd.	Energy Equipment & Services	531,700	7,440,284

			76,856,094

Cayman Islands 1.3%
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	6,236,487	12,062,249

China 3.1%
[b]Bio-Treat Technology Ltd.	Commercial Services & Supplies	22,322,095	1,275,275
People’s Food Holdings Ltd.	Food Products	31,076,840	13,426,757
Sinotrans Ltd., H	Air Freight & Logistics	66,042,621	14,758,317

			29,460,349

Finland 2.5%
Amer Sports OYJ	Leisure Equipment & Products	1,561,477	15,389,768
Huhtamaki OYJ	Containers & Packaging	863,810	8,896,264

			24,286,032

Germany 0.5%
[b]Jenoptik AG	Electronic Equipment, Instruments & Components	977,110	4,845,208

Greece 0.4%
Alapis Holding Industrial and Commercial SA	Pharmaceuticals	8,428,183	3,111,137
Hellenic Exchanges SA Holding	Diversified Financial Services	145,020	885,062

			3,996,199

Hong Kong 8.1%
Asia Satellite Telecommunications Holdings Ltd.	Diversified Telecommunication Services	3,454,500	5,102,069
[b]Dah Sing Financial Group	Commercial Banks	4,228,400	22,346,484
[b]Fountain Set (Holdings) Ltd.	Textiles, Apparel & Luxury Goods	33,524,000	4,606,837
Giordano International Ltd.	Specialty Retail	40,089,348	17,917,257
Hopewell Holdings Ltd.	Real Estate Management & Development	2,982,000	8,099,931
Hung Hing Printing Group Ltd.	Containers & Packaging	20,862,508	6,564,413
Quarterly Statement of Investments     See Notes to Statements of Investments.

Templeton Global Smaller Companies Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Industry	Shares	Value

Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,196,500	$12,907,913

			77,544,904

Japan 3.4%
Asics Corp.	Textiles, Apparel & Luxury Goods	36,000	320,579
Descente Ltd.	Textiles, Apparel & Luxury Goods	2,333,000	13,304,381
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	227,200	9,256,435
MEITEC Corp.	Professional Services	239,900	4,422,569
USS Co. Ltd.	Specialty Retail	81,030	5,394,002

			32,697,966

Netherlands 7.5%
Aalberts Industries NV	Machinery	812,371	10,005,815
[b]Draka Holding NV	Electrical Equipment	859,206	13,135,835
Imtech NV	Construction & Engineering	354,681	9,452,797
Mediq NV	Health Care Providers & Services	859,012	15,241,526
TKH Group NV	Communications Equipment	875,010	16,365,172
[b]USG People NV	Professional Services	521,736	7,392,285

			71,593,430

Norway 0.3%
Tomra Systems ASA	Commercial Services & Supplies	715,996	2,967,859

Singapore 0.1%
[b]Huan Hsin Holdings Ltd.	Electronic Equipment, Instruments & Components	6,101,000	1,263,508

South Korea 5.1%
Busan Bank	Commercial Banks	1,793,670	16,189,098
Daeduck Electronics Co. Ltd.	Electronic Equipment, Instruments & Components	1,221,875	7,226,812
Daegu Bank Co. Ltd.	Commercial Banks	840,880	9,897,849
INTOPS Co. Ltd.	Electronic Equipment, Instruments & Components	223,678	3,814,411
Sindoh Co. Ltd.	Office Electronics	177,899	7,014,589
Youngone Corp.	Textiles, Apparel & Luxury Goods	657,168	5,045,782

			49,188,541

Spain 0.8%
Sol Melia SA	Hotels, Restaurants & Leisure	1,078,193	7,309,911

Sweden 0.6%
[b,c]D. Carnegie & Co. AB	Capital Markets	2,352,546	—
Niscayah Group AB	Commercial Services & Supplies	3,472,830	5,600,371

			5,600,371

Switzerland 3.6%
[b]Panalpina Welttransport Holding AG	Air Freight & Logistics	244,850	18,129,581
Verwaltungs-und Privat-Bank AG	Capital Markets	75,518	7,679,907
Vontobel Holding AG	Capital Markets	339,088	8,554,972

			34,364,460

Taiwan 4.6%
D-Link Corp.	Communications Equipment	5,902,930	4,603,879
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	4,639,320	13,936,813
[b]Ta Chong Bank Ltd.	Commercial Banks	52,393,000	9,908,648
Taiwan Fu Hsing	Building Products	9,336,180	5,793,160
Test-Rite International Co. Ltd.	Distributors	16,875,630	9,521,886

			43,764,386

Thailand 3.0%
Bank of Ayudhya Public Co. Ltd., fgn.	Commercial Banks	34,027,200	19,357,417
Glow Energy Public Co. Ltd., fgn.	Independent Power Producers & Energy Traders	8,979,896	9,664,710

			29,022,127

Templeton Global Smaller Companies Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Industry	Shares	Value

United Kingdom 9.5%
Bellway PLC	Household Durables	1,411,380	$14,234,083
Bodycote PLC	Machinery	4,776,036	13,925,828
[b]Bovis Homes Group PLC	Household Durables	2,503,150	14,036,633
Burberry Group PLC	Textiles, Apparel & Luxury Goods	237,271	2,384,305
Fiberweb PLC	Personal Products	7,298,999	6,023,768
Future PLC	Media	11,231,610	3,062,544
GAME Group PLC	Specialty Retail	7,675,528	10,241,260
Henderson Group PLC	Capital Markets	9,149,752	18,056,278
[b]Persimmon PLC	Household Durables	1,490,860	8,847,947

			90,812,646

United States 18.5%
Brinker International Inc.	Hotels, Restaurants & Leisure	539,910	9,599,600
Chico’s FAS Inc.	Specialty Retail	1,472,490	18,008,553
[b]Fossil Inc.	Textiles, Apparel & Luxury Goods	440,540	16,520,250
[b]Hibbett Sports Inc.	Specialty Retail	821,570	21,171,859
[b]JAKKS Pacific Inc.	Leisure Equipment & Products	983,320	14,562,969
[b]K-Swiss Inc., A	Textiles, Apparel & Luxury Goods	1,293,330	16,127,825
[b,d]Leapfrog Enterprises Inc.	Leisure Equipment & Products	2,971,610	15,392,940
Legg Mason Inc.	Capital Markets	591,630	17,583,244
[b]RC2 Corp.	Leisure Equipment & Products	292,400	5,438,640
[b]Sealy Corp.	Household Durables	3,655,420	11,880,115
[b] VASCO Data Security International Inc.	Software	1,010,230	6,435,165
[b]Volcom Inc.	Textiles, Apparel & Luxury Goods	516,790	10,315,128
[b,d]West Marine Inc.	Specialty Retail	1,260,280	14,026,916

			177,063,204

Total Common Stocks (Cost $893,761,393)			879,773,472

		Note Amount [e]

Convertible Bonds (Cost $22,376,434) 2.7%
United States 2.7%
[f] Sealy Corp., 8.00%, cvt. pfd. note, PIK, 7/15/16	Household Durables	281,186	26,150,298

Total Investments before Short Term Investments (Cost $916,137,827)			905,923,770

		Principal Amount

Short Term Investments 4.9%
U.S. Government and Agency Securities 4.9%
[g]FHLB, 6/01/10		$22,300,000	22,300,000
[g]FHLMC, 7/09/10		10,000,000	9,998,940
[g]FNMA, 10/01/10		15,000,000	14,989,320

Total U.S. Government and Agency Securities (Cost $47,285,779)			47,288,260

Total Investments (Cost $963,423,606) 99.4%			953,212,030
Other Assets, less Liabilities 0.6%			5,722,323

Net Assets 100.0%			$958,934,353

[a]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $19,513,808, representing 2.03% of net assets.

[b]	Non-income producing.

[c]	Security has been deemed illiquid because it may not be able to be sold within seven days.

[d]	See Note 4 regarding holdings of 5% voting securities.

[e]	Principal amount is equal to $26 per note. Total principal amount is $7,310,836.

[f]	Income may be received in additional securities and/or cash.

[g]	The security is traded on a discount basis with no stated coupon rate.

Templeton Global Smaller Companies Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
Selected Portfolio

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
PIK	Payment-In-Kind

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)
1.	ORGANIZATION
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.
2.	FINANCIAL INSTRUMENT VALUATION
The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.
Additionally, for certain equity securities, the Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
Corporate debt and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.
Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
3.	INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$964,235,886

Unrealized appreciation	$167,379,685

Unrealized depreciation	(178,403,541)

Net unrealized appreciation (depreciation)	$(11,023,856)

4.    HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments in “affiliated companies” for the Fund for the nine months ended May 31, 2010, were as shown below.

				Number of
	Number of Shares			Shares	Value at		Realized
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Capital Gain
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	(Loss)

Non-Controlled Affiliates
Leapfrog Enterprises Inc.	2,971,610	—	—	2,971,610	$15,392,940	$—	$—

West Marine Inc.	1,592,777	—	332,497	1,260,280	14,026,916	—	(2,671,831)

Total Affiliated Securities (3.07% of Net Assets)					$29,419,856	$—	$(2,671,831)

5.    FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:

Investments in Securities

Equity Investments:[a]

Sweden	5,600,371	—	—	[b]	5,600,371

All Other Equity Investments[c]	874,173,101	—	—		874,173,101

Convertible Bonds	—	26,150,298	—		26,150,298

Short Term Investments	—	47,288,260	—		47,288,260

Total Investments in Securities	$879,773,472	$73,438,558	$—		$953,212,030

[a]	Includes common and preferred stock as well as other equity investments.

[b]	Includes securities determined to have no value at May 31, 2010.

[c]	For detailed industry descriptions, see the accompanying Statement of Investments.
6.    NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.
7.	SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the statement of investments and determined that no events have occurred that require disclosure.
For information on the Fund’s policy regarding other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

By /s/MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2010